Fair Value Measurement - Schedule of Black Scholes Model for the Valuation of the Fair Value of Warrants (Details)	Dec. 31, 2023	Dec. 31, 2022	Nov. 23, 2022
Expiration of warrant (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	3.9	4.9	5
Fair market Value per share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	0.2	0.84	1.17
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	2.75	2.75	2.75
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	3.92	4.05	3.96
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants
Standard derivation in the value of stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	132.8	131.2	132.3